Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 65,666	$ 65,796	$ 133,297	$ 132,052
Impairment Expense	$ 71	$ 13	$ 223	$ 657